Leases (Details 3) R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	R$ 2,126
Cash flows related to the contracts undiscounted	3,402
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	122
Cash flows related to the contracts undiscounted	126
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	147
Cash flows related to the contracts undiscounted	162
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	220
Cash flows related to the contracts undiscounted	262
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	231
Cash flows related to the contracts undiscounted	292
Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	1,406
Cash flows related to the contracts undiscounted	R$ 2,560